Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Plans Activity

A summary of activity under Nucor’s stock option plans is as follows:

	(shares in thousands)
	2014		2013		2012
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	2,089	$40.47	1,543	$39.03	1,156	$38.26
Granted	469	$50.63	546	$44.51	741	$35.76
Exercised	(136)	$41.30	—	—	(354)	$29.67
Canceled	—	—	—	—	—	—

Outstanding at end of year	2,422	$42.39	2,089	$40.47	1,543	$39.03

Options exercisable at end of year	1,263	$40.40	1,012	$39.75	—	—

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2014:

			(shares in thousands)
Exercise Price	Options Outstanding	Options Exercisable	Weighted- Average Remaining Contractual Life
$35.76	689	391	7.4 years
$41.43	242	242	5.4 years
$42.34	530	530	6.3 years
$44.51	506	80	8.4 years
$50.63	455	20	9.0 years

$35.76 - $50.63	2,422	1,263	7.5 years

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2014	2013	2012
Exercise price	$50.63	$44.51	$35.76
Expected dividend yield	2.92%	3.30%	4.08%
Expected stock price volatility	45.00%	46.94%	48.99%
Risk-free interest rate	2.03%	1.51%	1.06%
Expected life (in years)	6.5	6.5	6.5

Summary of Nucor's Restricted Stock Unit Activity

A summary of Nucor’s restricted stock unit activity is as follows:

	(shares in thousands)
	2014		2013		2012
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	1,122	$42.51	1,106	$40.80	962	$46.09
Granted	655	$50.63	789	$44.51	1,101	$35.76
Vested	(752)	$44.90	(762)	$42.15	(915)	$40.36
Canceled	(13)	$42.66	(11)	$39.08	(42)	$39.41

Unvested at end of year	1,012	$45.98	1,122	$42.51	1,106	$40.80

Shares reserved for future grants (stock options and RSUs)	11,851		10,486		11,839

Summary of Nucor's Restricted Stock Activity under AIP and LTIP

A summary of Nucor’s restricted stock activity under the AIP and LTIP is as follows:

	(shares in thousands)
	2014		2013		2012
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	73	$45.49	72	$43.72	94	$42.46
Granted	127	$50.35	122	$47.36	122	$42.20
Vested	(135)	$48.76	(121)	$46.32	(144)	$41.62
Canceled	—	—	—	—	—	—

Unvested at end of year	65	$48.20	73	$45.49	72	$43.72

Shares reserved for future grants	1,111		1,238		1,360